MATERIAL ACCOUNTING POLICY INFORMATION - SCHEDULE OF FOREIGN CURRENCY EXCHANGE RATE (Details)	12 Months Ended
	Dec. 31, 2024 CRC (₡)	Dec. 31, 2024 CRC (₡) PEN (S/)	Dec. 31, 2024 COP ($) CRC (₡)	Dec. 31, 2023 CRC (₡)	Dec. 31, 2023 PEN (S/) CRC (₡)	Dec. 31, 2023 CRC (₡) COP ($)	Dec. 31, 2022 CRC (₡)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 COP ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 COP ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 COP ($)
Disclosure of voluntary change in accounting policy [abstract]
Closing foreign exchange rate	513	513	513	527	527	527				3.770	4,409	3.713	3,822
Average foreign exchange rate	518	3.756	4,071	547	3.747	4,321	651	3.84	4,255